REVENUE AND SEGMENT INFORMATION - Geographical information of the operating segments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of geographical areas [line items]
Non-current assets (excluding financial assets and deferred tax assets)		¥ 145,562,300	¥ 150,545,371
Revenue	$ 28,504,866	185,994,253	190,215,398	¥ 180,350,912
PRC Government
Disclosure of geographical areas [line items]
Revenue		46,262,000	40,567,000	32,852,000
Mainland China
Disclosure of geographical areas [line items]
Non-current assets (excluding financial assets and deferred tax assets)		142,671,962	147,876,838
Revenue		177,352,421	184,439,383	171,134,353
Outside of Mainland China
Disclosure of geographical areas [line items]
Non-current assets (excluding financial assets and deferred tax assets)		2,890,338	2,668,533
Revenue		¥ 8,641,832	¥ 5,776,015	¥ 9,216,559